Schedule of Investments (unaudited)
July 31, 2026
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,992,400	$317,942,500
Total Investment Companies (Cost: $322,935,838)		317,942,500
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	520,000	520,000
Total Short-Term Securities — 0.2% (Cost: $520,000)		520,000
Total Investments Before Options Written — 100.1% (Cost: $ 323,455,838)		318,462,500
Options Written — (0.1)% (Premiums Received: $ (1,231,174))		(219,573)
Total Investments, Net of Options Written — 100.0% (Cost: $322,224,664)		318,242,927
Liabilities in Excess of Other Assets — 0.0%		(38,619)
Net Assets — 100.0%		$318,204,308

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,660,000	$—	$(2,140,000)(a)	$—	$—	$520,000	520,000	$22,726	$—
iShares iBoxx $ Investment Grade Corpo- rate Bond ETF	284,618,661	105,315,806	(59,577,263)	1,029,670	(13,444,374)	317,942,500	2,992,400	9,322,940	—
				$1,029,670	$(13,444,374)	$318,462,500		$9,345,666	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	29,924	08/21/26	USD	108.00	USD	317,943	$(219,573)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$317,942,500	$—	$—	$317,942,500
Short-Term Securities
Money Market Funds	520,000	—	—	520,000
	$318,462,500	$—	$—	$318,462,500
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(219,573)	$—	$(219,573)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund